Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial liabilities [abstract]
Input taxes	$ 162	$ 189